Redeemable noncontrolling interests - Schedule of carrying amount of redeemable noncontrolling interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Redeemable noncontrolling interests
Balance as of January 1	$ 9,956	¥ 69,319	¥ 96,719	¥ 90,072
Repurchase of redeemable noncontrolling interests	(5,420)	(37,733)	(30,000)
Net income attributable to redeemable noncontrolling interests	141	980	178	922
Accretion on redeemable noncontrolling interests	666	4,634	2,422	5,725
Balance as of December 31	$ 5,343	¥ 37,200	¥ 69,319	¥ 96,719